Share-based payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment
Summary of detailed information about number of share granted and weighted average exercise prices

	For the years ended December 31,
	2025		2024
	Average exercise		Average exercise
	price in Euro	SEBIRs/RSUs	price in Euro	SEBIRs/RSUs
	per share/copy	(thousand)	per share/copy	(thousand)
At January 1,	5.17	4,347	5.30	4,579
Canceled and forfeited	—	—	7.70	(232)
At December 31,	5.17	4,347	5.17	4,347

Summary of detailed information about RSUs and SEBIRs outstanding and exercise prices

	Exercise price in Euro
Expiry date	per RSU/ SEBIR	Shares/Copies (thousand)
		2025	2024
September 22, 2029	3.77	2,314	2,314
September 22, 2029	3.77	369	369
September 22, 2031	7.70	1,604	1,604
March 23, 2033	—	60	60
		4,347	4,347